UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,442	$ 2,617	$ 7,255	$ 4,727
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,208	1,431	2,513	2,805	$ 5,455
Non-cash financial (income) expenses	600	(276)	508	(486)
Change in allowance for credit losses	75	40	25	40
Share in profits of equity investment of affiliated companies	(318)	(234)	(611)	(432)
Share based compensation	291	148	513	189
Gain on disposal of property, plant and equipment	0	(1)	0	(355)
Deferred income taxes, net	63	306	582	(103)
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	882	(5,430)	(2,594)	(6,250)
Decrease (increase) in prepaid expenses and other current assets	1,697	(129)	1,183	(283)
Increase in inventory	(3,434)	(2,906)	(7,295)	(5,543)
Increase (decrease) in trade accounts payable	2,972	(209)	3,406	(909)
Decrease (increase) in accrued expenses and other	(529)	543	(3,571)	(1,047)
Net cash provided by (used in) operating activities	6,949	(4,100)	1,914	(7,647)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment	0	0	0	1,306
Purchase of property and equipment	(3,305)	(978)	(6,167)	(1,967)
Net cash used in investing activities	(3,305)	(978)	(6,167)	(661)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(516)	(510)	(1,087)	(950)
Proceeds from issuance of ordinary shares and exercise of the underwriters' option	48,550	(1)	48,550	0
Issuance costs of ordinary shares and exercise of the underwriters' option	(2,820)	0	(2,820)	0
Net change in short term loans from banks	(10,719)	4,668	(4,350)	668
Net cash provided by (used in) financing activities	34,495	4,157	40,293	(282)
Net increase (decrease) in cash and cash equivalents and restricted cash	38,139	(921)	36,040	(8,590)
Cash and cash equivalents and restricted cash at beginning of period	5,335	9,273	7,434	16,942	16,942
Cash and cash equivalents and restricted cash at the end of period	43,474	8,352	43,474	8,352	$ 7,434
Supplementary information on investing and financing activities not involving cash flows:
Additions of operating lease right-of-use assets and operating lease liabilities	1,688	245	1,835	590
Reclassification between inventory and property, plant and equipment	0	0	579	60
Unpaid issuance costs of ordinary shares and exercise of the underwriters' option	362	0	362	0
Supplemental disclosure of cash flow information:
Interest paid	$ 249	$ 410	$ 516	$ 852